Consolidated Statements of Comprehensive Income - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of comprehensive income [abstract]
Profit for the year	€ 10,717	€ 1,957	€ 1,664
Other comprehensive (loss) income	4,557	(7,305)	(369)
Gains (losses) from financial assets measured at Fair value through other comprehensive income	2	1	2
Income tax impact	(1)	0	0
Reclassification of (gains) losses included in the income statement (Note 19)	0	0	(62)
Income tax impact	0	0	0
Other comprehensive income (loss), available-for-sale investments, net of tax	1	1	(60)
Gains (losses) on hedges	1,593	(765)	361
Income tax impact	(395)	183	(98)
Reclassification of (gains) losses included in the income statement (Note 19)	(1,874)	963	(439)
Income tax impact	478	(250)	118
Other comprehensive income, hedges, net of tax	(198)	131	(58)
Gains (losses) on hedges costs	128	(98)	(14)
Income tax impact	(32)	24	4
Reclassification of (gains) losses included in the income statement (Note 19)	(10)	(8)	(4)
Income tax impact	3	2	1
Other comprehensive income, hedges costs, net of tax	89	(80)	(13)
Share of gains (losses) recognized directly in equity of associates and others	32	0	0
Income tax impact	0	0	0
Reclassification of (gains) losses included in the income statement	0	0	(7)
Income tax impact	0	0	0
Other comprehensive income, share of other comprehensive income of associates and joint ventures accounted for using equity method that will be reclassified to profit or loss, net of tax	32	0	(7)
Translation differences (Note 17)	4,098	(7,236)	(162)
Total other comprehensive income (loss) recognized for the year that may be reclassified subsequently to profit or loss	4,022	(7,184)	(300)
Actuarial gains (losses) and impact of limit on assets for defined benefit pension plans	130	33	(188)
Income tax impact	(35)	0	45
Reclassification to reserve actuarial losses (gains) and impact of limit on assets for defined benefit pension plans (Note 2)	392	0	89
Actuarial gains (losses) and impact of limit on assets for defined benefit pension plans, net of tax	487	33	(54)
Gains (losses) from financial assets measured at fair value through comprehensive income	49	(141)	(1)
Income tax impact	(1)	(13)	(14)
(Losses) gains from financial assets measured at fair value through comprehensive income, net of tax	48	(154)	(15)
Total other comprehensive income (loss) recognized for the year that will not be reclassified subsequently to profit or loss	535	(121)	(69)
Total comprehensive income (loss) for the year	15,274	(5,348)	1,295
Attributable to:
Equity holders of the parent and other holders of equity instruments	12,652	(4,286)	860
Non-controlling interests	€ 2,622	€ (1,062)	€ 435